Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities
FHN groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. This hierarchy requires FHN to maximize the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Each fair value measurement is placed into the proper level based on the lowest level of significant input. These levels are:

•	Level 1—Valuation is based upon quoted prices for identical instruments traded in active markets.

•
Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

Recurring Fair Value Measurements
The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	December 31, 2018
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities—fixed income:
U.S. treasuries	$—	$169,799	$—	$169,799
Government agency issued MBS	—	133,373	—	133,373
Government agency issued CMO	—	330,456	—	330,456
Other U.S. government agencies	—	76,733	—	76,733
States and municipalities	—	54,234	—	54,234
Corporate and other debt	—	682,068	—	682,068
Equity, mutual funds, and other	—	(19)	—	(19)
Total trading securities—fixed income	—	1,446,644	—	1,446,644
Trading securities—mortgage banking	—	—	1,524	1,524
Loans held-for-sale (elected fair value)	—	—	16,273	16,273
Securities available-for-sale:
U.S. treasuries	—	98	—	98
Government agency issued MBS	—	2,420,106	—	2,420,106
Government agency issued CMO	—	1,958,695	—	1,958,695
Other U.S. government agencies	—	149,786	—	149,786
States and municipalities	—	32,573	—	32,573
Corporate and other debt	—	55,310	—	55,310
Interest-Only Strip (elected fair value)	—	—	9,902	9,902
Total securities available-for-sale	—	4,616,568	9,902	4,626,470
Other assets:
Deferred compensation mutual funds	37,771	—	—	37,771
Equity, mutual funds, and other	22,248	—	—	22,248
Derivatives, forwards and futures	28,826	—	—	28,826
Derivatives, interest rate contracts	—	52,214	—	52,214
Derivatives, other	—	435	—	435
Total other assets	88,845	52,649	—	141,494
Total assets	$88,845	$6,115,861	$27,699	$6,232,405
Trading liabilities—fixed income:
U.S. treasuries	$—	$207,739	$—	$207,739
Other U.S. government agencies	—	98	—	98
Corporates and other debt	—	127,543	—	127,543
Total trading liabilities—fixed income	—	335,380	—	335,380
Other liabilities:
Derivatives, forwards and futures	30,236	—	—	30,236
Derivatives, interest rate contracts	—	71,853	—	71,853
Derivatives, other	—	84	31,540	31,624
Total other liabilities	30,236	71,937	31,540	133,713
Total liabilities	$30,236	$407,317	$31,540	$469,093

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities—fixed income:
U.S. treasuries	$—	$128,995	$—	$128,995
Government agency issued MBS	—	227,038	—	227,038
Government agency issued CMO	—	275,014	—	275,014
Other U.S. government agencies	—	54,699	—	54,699
States and municipalities	—	34,573	—	34,573
Corporate and other debt	—	693,877	—	693,877
Equity, mutual funds, and other	—	(2)	—	(2)
Total trading securities—fixed income	—	1,414,194	—	1,414,194
Trading securities—mortgage banking	—	—	2,151	2,151
Loans held-for-sale	—	1,955	18,926	20,881
Securities available-for-sale:
U.S. treasuries	—	99	—	99
Government agency issued MBS	—	2,577,376	—	2,577,376
Government agency issued CMO	—	2,269,858	—	2,269,858
Corporates and other debt	—	55,782	—	55,782
Interest-only strips	—	—	1,270	1,270
Equity, mutual funds, and other	27,017	—	—	27,017
Total securities available-for-sale	27,017	4,903,115	1,270	4,931,402
Other assets:
Deferred compensation assets	39,822	—	—	39,822
Derivatives, forwards and futures	10,161	—	—	10,161
Derivatives, interest rate contracts	—	71,473	—	71,473
Total other assets	49,983	71,473	—	121,456
Total assets	$77,000	$6,390,737	$22,347	$6,490,084
Trading liabilities—fixed income:
U.S. treasuries	$—	$506,679	$—	$506,679
Corporates and other debt	—	131,836	—	131,836
Total trading liabilities—fixed income	—	638,515	—	638,515
Other liabilities:
Derivatives, forwards and futures	9,535	—	—	9,535
Derivatives, interest rate contracts	—	69,842	—	69,842
Derivatives, other	—	39	5,645	5,684
Total other liabilities	9,535	69,881	5,645	85,061
Total liabilities	$9,535	$708,396	$5,645	$723,576

Changes in Recurring Level 3 Fair Value Measurements
The changes in Level 3 assets and liabilities measured at fair value for the years ended December 31, 2018, 2017 and 2016 on a recurring basis are summarized as follows:

	Year Ended December 31, 2018
(Dollars in thousands)	Trading securities		Interest-only strips- AFS		Loans held- for-sale		Net derivative liabilities
Balance on January 1, 2018	$2,151		$1,270		$18,926		$(5,645)
Total net gains/(losses) included in:
Net income	173		(398)		1,239		(4,677)
Purchases	—		—		62		(28,100)	(e)
Sales	—		(16,840)		—		—
Settlements	(800)		—		(3,598)		6,882
Net transfers into/(out of) Level 3	—		25,870	(b)	(356)	(d)	—
Balance on December 31, 2018	$1,524		$9,902		$16,273		$(31,540)
Net unrealized gains/(losses) included in net income	$6	(a)	$(1,025)	(c)	$1,239	(a)	$(4,677)	(f)

	Year Ended December 31, 2017
(Dollars in thousands)	Trading securities		Interest-only strips- AFS		Loans held- for-sale		Net derivative liabilities
Balance on January 1, 2017	$2,573		$—		$21,924		$(6,245)
Total net gains/(losses) included in:
Net income	448		1,021		1,547		(596)
Purchases	—		1,413		168		—
Sales	(5)		(11,431)		—		—
Settlements	(865)		—		(4,346)		1,196
Net transfers into/(out of) Level 3	—		10,267	(b)	(367)	(d)	—
Balance on December 31, 2017	$2,151		$1,270		$18,926		$(5,645)
Net unrealized gains/(losses) included in net income	$303	(a)	$(171)	(c)	$1,547	(a)	$(596)	(f)

	Year Ended December 31, 2016
(Dollars in thousands)	Trading securities		Loans held-for-sale		Securities available- for-sale	Mortgage servicing rights, net	Net derivative liabilities
Balance on January 1, 2016	$4,377		$27,418		$1,500	$1,841	$(4,810)
Total net gains/(losses) included in:
Net income	604		3,380		—	31	(2,634)
Purchases	—		706		—	—	—
Sales	—		—		—	(205)	—
Settlements	(2,408)		(6,264)		(1,500)	(682)	1,199
Net transfers into/(out of) Level 3	—		(3,316)	(d)	—	—	—
Balance on December 31, 2016	$2,573		$21,924		$—	$985	$(6,245)
Net unrealized gains/(losses) included in net income	$159	(a)	$3,380	(a)	$—	$—	$(2,634)	(f)

(a)	Primarily included in mortgage banking income on the Consolidated Statements of Income.

(b)	Transfers into interest-only strips - AFS level 3 measured on a recurring basis reflect movements from loans held-for-sale (Level 2 nonrecurring).

(c)	Primarily included in fixed income on the Consolidated Statements of Income.

(d)	Transfers out of loans held-for-sale level 3 measured on a recurring basis generally reflect movements into OREO (level 3 nonrecurring).

(e)	Increase related to newly executed Visa-related derivatives, see Note 22-Derivatives.

(f)	Included in Other expense.

There were no net unrealized gains/(losses) for Level 3 assets and liabilities included in other comprehensive income as of December 31, 2018, 2017 and 2016.
Nonrecurring Fair Value Measurements
From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of lower of cost or market (“LOCOM”) accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2018, 2017 and 2016, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

	Carrying value at December 31, 2018				Year Ended December 31, 2018
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale—other consumer	$—	$18,712	$—	$18,712	$(1,809)
Loans held-for-sale—SBAs and USDA	—	577,280	1,011	578,291	(2,541)
Loans held-for-sale—first mortgages	—	—	541	541	13
Loans, net of unearned income (a)	—	—	48,259	48,259	(841)
OREO (b)	—	—	22,387	22,387	(2,599)
Other assets (c)	—	—	8,845	8,845	(4,712)
					$(12,489)

	Carrying value at December 31, 2017				Year Ended December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale—SBAs and USDA	$—	$465,504	$1,473	$466,977	$(1,629)
Loans held-for-sale—first mortgages	—	—	618	618	36
Loans, net of unearned income (a)	—	—	26,666	26,666	(1,687)
OREO (b)	—	—	39,566	39,566	(996)
Other assets (c)	—	—	26,521	26,521	(3,468)
					$(7,744)

	Carrying value at December 31, 2016				Year Ended December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale—SBAs	$—	$4,286	$—	$4,286	$(1)
Loans held-for-sale—first mortgages	—	—	638	638	75
Loans, net of unearned income (a)	—	—	31,070	31,070	(2,055)
OREO (b)	—	—	11,235	11,235	(2,041)
Other assets (c)	—	—	29,609	29,609	(3,349)
					$(7,371)

(a)
Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.

(b)
Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as OREO. Balance excludes OREO related to government insured mortgages.

(c)	Represents tax credit investments accounted for under the equity method.

In fourth, third, and second quarters of 2018, FHN recognized $1.9 million, $.7 million, and $1.3 million, respectively, of impairments of long-lived assets in its corporate segment primarily related to optimization efforts for its facilities. In fourth quarter 2017, FHN recognized $3.0 million and $.8 million of impairments on long-lived assets in its Corporate and Regional Banking segments, respectively, associated with efforts to more efficiently utilize its branch locations, including integration with branches acquired from CBF. In first quarter 2016, FHN’s Regional Banking segment recognized $3.7 million of impairments on long-lived assets for similar efficiency efforts. $1.0 million of the fourth quarter 2017 impairments in the corporate segment were reversed in third quarter 2018 based on the disposition price for the applicable location and an additional $.5 million was reversed in fourth quarter 2018. The affected branch locations represented a mixture of owned and leased sites. The fair values of owned sites were determined using estimated sales prices from appraisals less estimated costs to sell. The fair values of leased sites were determined using a discounted cash flow approach, based on the revised estimated useful lives of the related assets. Both measurement methodologies are considered Level 3 valuations.
In third quarter 2017, FHN’s Corporate segment recognized $2.0 million of impairments on long-lived technology assets associated with the transition to expanded processing capacity that was required upon completion of the merger with CBF. The fair values of the assets impaired were determined using a discounted cash flow approach which reflected short estimated remaining lives and considered estimated salvage values. The measurement methodologies are considered Level 3 valuations.

Level 3 Measurements
The following tables provide information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2018 and 2017:

(Dollars in thousands)
				Values Utilized
Level 3 Class	Fair Value at December 31, 2018	Valuation Techniques	Unobservable Input	Range	Weighted Average (d)
Available-for-sale- securities SBA-interest only strips	$9,902	Discounted cash flow	Constant prepayment rate	11% - 12%	11%
			Bond equivalent yield	14% - 15%	14%
Loans held-for-sale - residential real estate	16,815	Discounted cash flow	Prepayment speeds - First mortgage	2% - 10%	3%
			Prepayment speeds - HELOC	5% - 12%	7.5%
			Foreclosure losses	50% - 66%	63%
			Loss severity trends - First mortgage	2% - 25% of UPB	17%
			Loss severity trends - HELOC	50% - 100% of UPB	50%
Loans held-for-sale- unguaranteed interest in SBA loans	1,011	Discounted cash flow	Constant prepayment rate	8% - 12%	10%
			Bond equivalent yield	9%	9%
Derivative liabilities, other	31,540	Discounted cash flow	Visa covered litigation resolution amount	$5.0 billion - $5.8 billion	$5.6 billion
			Probability of resolution scenarios	10% - 25%	23%
			Time until resolution	18 - 48 months	36 months
Loans, net of unearned income (a)	48,259	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal	NM
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value	NM
			Financial Statements/Auction values adjustment	0% - 25% of reported value	NM
OREO (b)	22,387	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal	NM
Other assets (c)	8,845	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield	NM
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal	NM
NM - Not meaningful.

(a)
Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.

(b)	Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as OREO. Balance excludes OREO related to government insured mortgages.

(c)	Represents tax credit investments accounted for under the equity method.

(d)	Weighted averages are determined by the relative fair value of the instruments or the relative contribution to an instrument's fair value

(Dollars in thousands)
				Values Utilized
Level 3 Class	Fair Value at December 31, 2017	Valuation Techniques	Unobservable Input	Range	Weighted Average (d)
Available-for-sale- securities SBA-interest only strips	$1,270	Discounted cash flow	Constant prepayment rate	10% - 11%	11%
			Bond equivalent yield	17%	17%
Loans held-for-sale - residential real estate	19,544	Discounted cash flow	Prepayment speeds - First mortgage	2% - 12%	3%
			Prepayment speeds - HELOC	5% - 12%	8%
			Foreclosure losses	50% - 70%	65%
			Loss severity trends - First mortgage	5% - 30% of UPB	20%
			Loss severity trends - HELOC	15% - 100% of UPB	55%
Loans held-for-sale- unguaranteed interest in SBA loans	1,473	Discounted cash flow	Constant prepayment rate	8% - 12%	10%
			Bond equivalent yield	9% - 10%	10%
Derivative liabilities, other	5,645	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.2 billion	$4.9 billion
			Probability of resolution scenarios	10% - 30%	23%
			Time until resolution	18 - 48 months	35 months
Loans, net of unearned income (a)	26,666	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal	NM
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value	NM
			Financial Statements/Auction values adjustment	0% - 25% of reported value	NM
OREO (b)	39,566	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal	NM
Other assets (c)	26,521	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield	NM
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal	NM

NM - Not meaningful.

(a)
Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.

(b)	Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as OREO. Balance excludes OREO related to government insured mortgages.

(c)	Represents tax credit investments accounted for under the equity method.

(d)	Weighted averages are determined by the relative fair value of the instruments or the relative contribution to an instrument's fair value

Securities AFS. Increases (decreases) in estimated prepayment rates and bond equivalent yields negatively (positively) affect the value of SBA interest only strips. Management additionally considers whether the loans underlying related SBA-interest only strips are delinquent, in default or prepaying, and adjusts the fair value down 20 - 100% depending on the length of time in default.

Loans held-for-sale. Foreclosure losses and prepayment rates are significant unobservable inputs used in the fair value measurement of FHN’s residential real estate loans held-for-sale. Loss severity trends are also assessed to evaluate the reasonableness of fair value estimates resulting from discounted cash flows methodologies as well as to estimate fair value for newly repurchased loans and loans that are near foreclosure. Significant increases (decreases) in any of these inputs in isolation would result in significantly lower (higher) fair value measurements. All observable and unobservable inputs are re-assessed quarterly.

Increases (decreases) in estimated prepayment rates and bond equivalent yields negatively (positively) affect the value of unguaranteed interests in SBA loans. Unguaranteed interest in SBA loans held-for-sale are carried at less than the outstanding balance due to credit risk estimates. Credit risk adjustments may be reduced if prepayment is likely or as consistent payment history is realized. Management also considers other factors such as delinquency or default and adjusts the fair value accordingly.

Derivative liabilities. In conjunction with the sales of portions of its Visa Class B shares, FHN and the purchasers entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. FHN uses a discounted cash flow methodology in order to estimate the fair value of FHN’s derivative liabilities associated with its prior sales of Visa Class B shares. The methodology includes estimation of both the resolution amount for Visa’s Covered Litigation matters as well as the length of time until the resolution occurs. Significant increases (decreases) in either of these inputs in isolation would result in significantly higher (lower) fair value measurements for the derivative liabilities. Additionally, FHN performs a probability weighted multiple resolution scenario to calculate the estimated fair value of these derivative liabilities. Assignment of higher (lower) probabilities to the larger potential resolution scenarios would result in an increase (decrease) in the estimated fair value of the derivative liabilities. Since this estimation process requires application of judgment in developing significant unobservable inputs used to determine the possible outcomes and the probability weighting assigned to each scenario, these derivatives have been classified within Level 3 in fair value measurements disclosures.
Loans, net of unearned income and Other Real Estate Owned. Collateral-dependent loans and OREO are primarily valued using appraisals based on sales of comparable properties in the same or similar markets. Other collateral (receivables, inventory, equipment, etc.) is valued through borrowing base certificates, financial statements and/or auction valuations. These valuations are discounted based on the quality of reporting, knowledge of the marketability/collectability of the collateral and historical disposition rates.
Other assets – tax credit investments. The estimated fair value of tax credit investments accounted for under the equity method is generally determined in relation to the yield (i.e., future tax credits to be received) an acquirer of these investments would expect in relation to the yields experienced on current new issue and/or secondary market transactions. Thus, as tax credits are recognized, the future yield to a market participant is reduced, resulting in consistent impairment of the individual investments. Individual investments are reviewed for impairment quarterly, which may include the consideration of additional marketability discounts related to specific investments which typically includes consideration of the underlying property’s appraised value.
Fair Value Option
FHN has elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes under the Financial Instruments Topic (“ASC 825”) except for mortgage origination operations which utilize the platform acquired from CBF. FHN determined that the election reduces certain timing differences and better matches changes in the value of such loans with changes in the value of derivatives and forward delivery commitments used as economic hedges for these assets at the time of election.
Repurchased loans are recognized within loans held-for-sale at fair value at the time of repurchase, which includes consideration of the credit status of the loans and the estimated liquidation value. FHN has elected to continue recognition of these loans at fair value in periods subsequent to reacquisition. Due to the credit-distressed nature of the vast majority of repurchased loans and the related loss severities experienced upon repurchase, FHN believes that the fair value election provides a more timely recognition of changes in value for these loans that occur subsequent to repurchase. Absent the fair value election, these loans would be subject to valuation at the LOCOM value, which would prevent subsequent values from exceeding the initial fair value, determined at the time of repurchase, but would require recognition of subsequent declines in value. Thus, the fair value election provides for a more timely recognition of any potential future recoveries in asset values while not affecting the requirement to recognize subsequent declines in value.
The following tables reflect the differences between the fair value carrying amount of residential real estate loans held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.

	December 31, 2018
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$16,273	$23,567	$(7,294)
Nonaccrual loans	4,536	8,128	(3,592)
Loans 90 days or more past due and still accruing	171	281	(110)

	December 31, 2017
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$20,881	$29,755	$(8,874)
Nonaccrual loans	5,783	10,881	(5,098)
Loans 90 days or more past due and still accruing	—	—	—

Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Year Ended December 31
(Dollars in thousands)	2018	2017	2016
Changes in fair value included in net income:
Mortgage banking noninterest income
Loans held-for-sale	$1,239	$1,547	$3,380

For the years ended December 31, 2018, 2017 and 2016, the amounts for residential real estate loans held-for-sale included gains of $.2 million, $.5 million, and $1.5 million, respectively, in pretax earnings that are attributable to changes in instrument-specific credit risk. The portion of the fair value adjustments related to credit risk was determined based on estimated default rates and estimated loss severities. Interest income on residential real estate loans held-for-sale measured at fair value is calculated based on the note rate of the loan and is recorded in the interest income section of the Consolidated Statements of Income as interest on loans held-for-sale.
FHN has elected to account for retained interest-only strips from guaranteed SBA loans recorded in available-for-sale securities at fair value through earnings. Since these securities are subject to the risk that prepayments may result in FHN not recovering all or a portion of its recorded investment, the fair value election results in a more timely recognition of the effects of estimated prepayments through earnings rather than being recognized through other comprehensive income with periodic review for other-than-temporary impairment. Gains or losses are recognized through fixed income revenues and are presented in the recurring measurements table.
Determination of Fair Value
In accordance with ASC 820-10-35, fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following describes the assumptions and methodologies used to estimate the fair value of financial instruments recorded at fair value in the Consolidated Statements of Condition and for estimating the fair value of financial instruments for which fair value is disclosed under ASC 825-10-50.
Short-term financial assets. Federal funds sold, securities purchased under agreements to resell, and interest bearing deposits with other financial institutions and the Federal Reserve are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.
Trading securities and trading liabilities. Trading securities and trading liabilities are recognized at fair value through current earnings. Trading inventory held for broker-dealer operations is included in trading securities and trading liabilities. Broker-dealer long positions are valued at bid price in the bid-ask spread. Short positions are valued at the ask price. Inventory positions are valued using observable inputs including current market transactions, LIBOR and U.S. treasury curves, credit spreads, and consensus prepayment speeds. Trading loans are valued using observable inputs including current market transactions, swap rates, mortgage rates, and consensus prepayment speeds.
Trading securities also include retained interests in prior mortgage securitizations that qualify as financial assets, which include primarily principal-only strips. FHN uses inputs including yield curves, credit spreads, and prepayment speeds to determine the fair value of principal-only strips.
Securities available-for-sale. Securities available-for-sale includes the investment portfolio accounted for as available-for-sale under ASC 320-10-25. Valuations of available-for-sale securities are performed using observable inputs obtained from market transactions in similar securities. Typical inputs include LIBOR and U.S. treasury curves, consensus prepayment estimates, and credit spreads. When available, broker quotes are used to support these valuations.
Interest only strips are valued at elected fair value based on an income approach using an internal valuation model. The internal valuation model includes assumptions regarding projections of future cash flows, prepayment rates, default rates and interest only strip terms. These securities bear the risk of loan prepayment or default that may result in the Company not recovering all or a portion of its recorded investment. When appropriate, valuations are adjusted for various factors including default or prepayment status of the underlying SBA loans. Because of the inherent uncertainty of valuation, those estimated values may be higher or lower than the values that would have been used had a ready market for the securities existed, and may change in the near term.
Loans held-for-sale. Residential real estate loans held-for-sale are valued using current transaction prices and/or values on similar assets when available, including committed bids for specific loans or loan portfolios. Uncommitted bids may be adjusted based on other available market information. For all other loans FHN determines the fair value of residential real estate loans held-for-sale using a discounted cash flow model which incorporates both observable and unobservable inputs. Inputs include current mortgage rates for similar products, estimated prepayment rates, foreclosure losses, and various loan performance measures (delinquency, LTV, credit score). Adjustments for delinquency and other differences in loan characteristics are typically reflected in the model’s discount rates. Loss severity trends and the value of underlying collateral are also considered in assessing the appropriate fair value for severely delinquent loans and loans in foreclosure. The valuation of HELOCs also incorporates estimated cancellation rates for loans expected to become delinquent.
Non-mortgage consumer loans held-for-sale are valued using committed bids for specific loans or loan portfolios or current market pricing for similar assets with adjustments for differences in credit standing (delinquency, historical default rates for similar loans), yield, collateral values and prepayment rates. If pricing for similar assets is not available, a discounted cash flow methodology is utilized, which incorporates all of these factors into an estimate of investor required yield for the discount rate.
The Company utilizes quoted market prices of similar instruments or broker and dealer quotations to value the SBA and USDA guaranteed loans. The Company values SBA-unguaranteed interests in loans held-for-sale based on individual loan characteristics, such as industry type and pay history which generally follows an income approach. Furthermore, these valuations are adjusted for changes in prepayment estimates and are reduced due to restrictions on trading. The fair value of other non-residential real estate loans held-for-sale is approximated by their carrying values based on current transaction values.
Collateral-Dependent loans. For loans measured using the estimated fair value of collateral less costs to sell, fair value is estimated using appraisals of the collateral. Collateral values are monitored and additional write-downs are recognized if it is determined that the estimated collateral values have declined further. Estimated costs to sell are based on current amounts of disposal costs for similar assets. Carrying value is considered to reflect fair value for these loans.
Derivative assets and liabilities. The fair value for forwards and futures contracts is based on current transactions involving identical securities. Futures contracts are exchange-traded and thus have no credit risk factor assigned as the risk of non-performance is limited to the clearinghouse used.
Valuations of other derivatives (primarily interest rate related swaps) are based on inputs observed in active markets for similar instruments. Typical inputs include the LIBOR curve, Overnight Indexed Swap (“OIS”) curve, option volatility, and option skew. In measuring the fair value of these derivative assets and liabilities, FHN has elected to consider credit risk based on the net exposure to individual counterparties. Credit risk is mitigated for these instruments through the use of mutual margining and master netting agreements as well as collateral posting requirements. For derivative contracts with daily cash margin requirements that are considered settlements, the daily margin amount is netted within derivative assets or liabilities. Any remaining credit risk related to interest rate derivatives is considered in determining fair value through evaluation of additional factors such as customer loan grades and debt ratings. Foreign currency related derivatives also utilize observable exchange rates in the determination of fair value. The determination of fair value for FHN’s derivative liabilities associated with its prior sales of Visa Class B shares are classified within Level 3 in the fair value measurements disclosure as previously discussed in the unobservable inputs discussion.
OREO. OREO primarily consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Estimated fair value is determined using appraised values with subsequent adjustments for deterioration in values that are not reflected in the most recent appraisal.
Nonearning assets. For disclosure purposes, for periods prior to 2018, nonearning financial assets include cash and due from banks, accrued interest receivable, and fixed income receivables. Due to the short-term nature of cash and due from banks, accrued interest receivable, and fixed income receivables, the fair value is approximated by the book value.
Other assets. For disclosure purposes, other assets consist of tax credit investments, FRB and FHLB Stock, deferred compensation mutual funds and equity investments (including other mutual funds) with readily determinable fair values. Tax credit investments accounted for under the equity method are written down to estimated fair value quarterly based on the estimated value of the associated tax credits which incorporates estimates of required yield for hypothetical investors. The fair value of all other tax credit investments is estimated using recent transaction information with adjustments for differences in individual investments. Deferred compensation mutual funds are recognized at fair value, which is based on quoted prices in active markets.
Investments in the stock of the Federal Reserve Bank and Federal Home Loan Banks are recognized at historical cost in the Consolidated Statements of Condition which is considered to approximate fair value. Investments in mutual funds are measured at the funds’ reported closing net asset values. Investments in equity securities are valued using quoted market prices when available.
Defined maturity deposits. The fair value of these deposits is estimated by discounting future cash flows to their present value. Future cash flows are discounted by using the current market rates of similar instruments applicable to the remaining maturity. For disclosure purposes, defined maturity deposits include all time deposits.
Undefined maturity deposits. For periods prior to 2018, in accordance with ASC 825, the fair value of these deposits is approximated by the book value. For the purpose of this disclosure, undefined maturity deposits include demand deposits, checking interest accounts, savings accounts, and money market accounts.
Short-term financial liabilities. The fair value of federal funds purchased, securities sold under agreements to repurchase and other short-term borrowings are approximated by the book value. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.
Other noninterest-bearing liabilities. For disclosure purposes for periods prior to 2018, other noninterest-bearing financial liabilities include accrued interest payable and fixed income payables. Due to the short-term nature of these liabilities, the book value is considered to approximate fair value.
Loan commitments. Fair values of these commitments are based on fees charged to enter into similar agreements taking into account the remaining terms of the agreements and the counterparties’ credit standing.
Other commitments. Fair values of these commitments are based on fees charged to enter into similar agreements.
The following fair value estimates are determined as of a specific point in time utilizing various assumptions and estimates. The use of assumptions and various valuation techniques, as well as the absence of secondary markets for certain financial instruments, reduces the comparability of fair value disclosures between financial institutions. Due to market illiquidity, the fair values for loans, net of unearned income, loans held-for-sale, and term borrowings as of December 31, 2018 and 2017, involve the use of significant internally-developed pricing assumptions for certain components of these line items. The assumptions and valuations utilized for this disclosure are considered to reflect inputs that market participants would use in transactions involving these instruments as of the measurement date. The valuations of legacy assets, particularly consumer loans within the Non-Strategic segment and TRUPS loans, are influenced by changes in economic conditions since origination and risk perceptions of the financial sector. These considerations affect the estimate of a potential acquirer’s cost of capital and cash flow volatility assumptions from these assets and the resulting fair value measurements may depart significantly from FHN’s internal estimates of the intrinsic value of these assets.
Assets and liabilities that are not financial instruments have not been included in the following table such as the value of long-term relationships with deposit and trust customers, premises and equipment, goodwill and other intangibles, deferred taxes, and certain other assets and other liabilities. Additionally, these measurements are solely for financial instruments as of the measurement date and do not consider the earnings potential of our various business lines. Accordingly, the total of the fair value amounts does not represent, and should not be construed to represent, the underlying value of FHN.

The following tables summarize the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as of December 31, 2018 and December 31, 2017:

	December 31, 2018
	Book Value	Fair Value
(Dollars in thousands)		Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$16,415,381	$—	$—	$16,438,272	$16,438,272
Commercial real estate	3,999,559	—	—	3,997,736	3,997,736
Consumer:
Consumer real estate	6,223,077	—	—	6,194,066	6,194,066
Permanent mortgage	211,448	—	—	227,254	227,254
Credit card & other	505,643	—	—	507,001	507,001
Total loans, net of unearned income and allowance for loan losses	27,355,108	—	—	27,364,329	27,364,329
Short-term financial assets:
Interest-bearing cash	1,277,611	1,277,611	—	—	1,277,611
Federal funds sold	237,591	—	237,591	—	237,591
Securities purchased under agreements to resell	386,443	—	386,443	—	386,443
Total short-term financial assets	1,901,645	1,277,611	624,034	—	1,901,645
Trading securities (a)	1,448,168	—	1,446,644	1,524	1,448,168
Loans held-for-sale:		—
Mortgage loans (elected fair value) (a)	16,273	—	—	16,273	16,273
USDA & SBA loans- LOCOM	578,291	—	582,476	1,015	583,491
Other consumer loans- LOCOM	25,134	—	6,422	18,712	25,134
Mortgage loans- LOCOM	59,451	—	—	59,451	59,451
Total loans held-for-sale	679,149	—	588,898	95,451	684,349
Securities available-for-sale (a)	4,626,470	—	4,616,568	9,902	4,626,470
Securities held-to-maturity	10,000	—	—	9,843	9,843
Derivative assets (a)	81,475	28,826	52,649	—	81,475
Other assets:
Tax credit investments	163,300	—	—	159,452	159,452
Deferred compensation mutual funds	37,771	37,771	—	—	37,771
Equity, mutual funds, and other (b)	240,780	22,248	—	218,532	240,780
Total other assets	441,851	60,019	—	377,984	438,003
Total assets	$36,543,866	$1,366,456	$7,328,793	$27,859,033	$36,554,282
Liabilities:
Defined maturity deposits	$4,105,777	$—	$4,082,822	$—	$4,082,822
Trading liabilities (a)	335,380	—	335,380	—	335,380
Short-term financial liabilities:
Federal funds purchased	256,567	—	256,567	—	256,567
Securities sold under agreements to repurchase	762,592	—	762,592	—	762,592
Other short-term borrowings	114,764	—	114,764	—	114,764
Total short-term financial liabilities	1,133,923	—	1,133,923	—	1,133,923
Term borrowings:
Real estate investment trust-preferred	46,168	—	—	47,000	47,000
Term borrowings—new market tax credit investment	2,699	—	—	2,664	2,664
Secured borrowings	19,588	—	—	19,588	19,588
Junior subordinated debentures	143,255	—	—	134,266	134,266
Other long term borrowings	959,253	—	960,483	—	960,483
Total term borrowings	1,170,963	—	960,483	203,518	1,164,001
Derivative liabilities (a)	133,713	30,236	71,937	31,540	133,713
Total liabilities	$6,879,756	$30,236	$6,584,545	$235,058	$6,849,839

(a)	Classes are detailed in the recurring and nonrecurring measurement tables.

(b)	Level 1 primarily consists of mutual funds with readily determinable fair value. Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $130.7 million.

	December 31, 2017
	Book Value	Fair Value
(Dollars in thousands)		Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$15,959,062	$—	$—	$15,990,991	$15,990,991
Commercial real estate	4,186,268	—	—	4,215,367	4,215,367
Consumer:
Consumer real estate	6,330,384	—	—	6,320,308	6,320,308
Permanent mortgage	383,742	—	—	388,396	388,396
Credit card & other	609,918	—	—	607,955	607,955
Total loans, net of unearned income and allowance for loan losses	27,469,374	—	—	27,523,017	27,523,017
Short-term financial assets:
Interest-bearing cash	1,185,600	1,185,600	—	—	1,185,600
Federal funds sold	87,364	—	87,364	—	87,364
Securities purchased under agreements to resell	725,609	—	725,609	—	725,609
Total short-term financial assets	1,998,573	1,185,600	812,973	—	1,998,573
Trading securities (a)	1,416,345	—	1,414,194	2,151	1,416,345
Loans held-for-sale:
Mortgage loans	88,173	—	6,902	81,271	88,173
USDA & SBA loans	466,977	—	467,227	1,510	468,737
Other consumer loans	144,227	—	9,965	134,262	144,227
Securities available-for-sale (a) (b)	5,170,255	27,017	4,903,115	240,123	5,170,255
Securities held-to-maturity	10,000	—	—	9,901	9,901
Derivative assets (a)	81,634	10,161	71,473	—	81,634
Other assets:
Tax credit investments	119,317	—	—	112,292	112,292
Deferred compensation assets	39,822	39,822	—	—	39,822
Total other assets	159,139	39,822	—	112,292	152,114
Nonearning assets:
Cash & due from banks	639,073	639,073	—	—	639,073
Fixed income receivables	68,693	—	68,693	—	68,693
Accrued interest receivable	97,239	—	97,239	—	97,239
Total nonearning assets	805,005	639,073	165,932	—	805,005
Total assets	$37,809,702	$1,901,673	$7,851,781	$28,104,527	$37,857,981
Liabilities:
Deposits:
Defined maturity	$3,322,921	$—	$3,293,650	$—	$3,293,650
Undefined maturity	27,297,441	—	27,297,431	—	27,297,431
Total deposits	30,620,362	—	30,591,081	—	30,591,081
Trading liabilities (a)	638,515	—	638,515	—	638,515
Short-term financial liabilities:
Federal funds purchased	399,820	—	399,820	—	399,820
Securities sold under agreements to repurchase	656,602	—	656,602	—	656,602
Other short-term borrowings	2,626,213	—	2,626,213	—	2,626,213
Total short-term financial liabilities	3,682,635	—	3,682,635	—	3,682,635
Term borrowings:
Real estate investment trust-preferred	46,100	—	—	48,880	48,880
Term borrowings—new market tax credit investment	18,000	—	—	17,930	17,930
Secured borrowings	18,642	—	—	18,305	18,305
Junior subordinated debentures	187,281	—	—	187,281	187,281
Other long term borrowings	948,074	—	966,292	—	966,292
Total term borrowings	1,218,097	—	966,292	272,396	1,238,688
Derivative liabilities (a)	85,061	9,535	69,881	5,645	85,061
Other noninterest-bearing liabilities:
Fixed income payables	48,996	—	48,996	—	48,996
Accrued interest payable	16,270	—	16,270	—	16,270
Total other noninterest-bearing liabilities	65,266	—	65,266	—	65,266
Total liabilities	$36,309,936	$9,535	$36,013,670	$278,041	$36,301,246

(a)	Classes are detailed in the recurring and nonrecurring measurement tables.

(b)	Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $134.6 million.

	Contractual Amount		Fair Value
(Dollars in thousands)	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Unfunded Commitments:
Loan commitments	$10,884,975	$10,678,485	$2,551	$2,617
Standby and other commitments	446,958	420,728	5,043	4,037